Acquisition - Summary of Assets Acquired and Liabilities Assumed at their Acquisition Date Fair Value (Details) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 01, 2022	Apr. 01, 2021	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Purchase Price Allocation
Goodwill			$ 6,035,200	$ 6,035,200	$ 5,837,060	$ 2,382,917
Operating lease liabilities			(4,816,490)	(4,816,490)	(4,816,490)
Continental Benefits
Purchase Price
Equity value		$ 13,262,000
Cash acquired		(4,762,000)
Purchase price		8,500,000
Purchase Price Allocation
Restricted cash		6,622,035
Accounts receivable		92,231
Prepaid expenses and other current assets		131,414
Property and equipment		1,601,990
Operating lease - right of use assets		1,763,960
Goodwill		2,382,917
Security deposits		54,869
Account payable		(925,608)
Accrued expenses		(1,267,708)
Accrued fiduciary obligations		(4,070,908)
Operating lease liabilities		(1,763,960)
Deferred tax liability		(2,151,012)
Deferred revenue		(1,205,220)
Other long-term liabilities		(45,000)
Total fair value of net assets acquired and liabilities assumed		8,500,000
Continental Benefits | Noncompete Agreements [Member]
Purchase Price Allocation
Intangible assets		990,000
Continental Benefits | Computer Software, Intangible Asset [Member]
Purchase Price Allocation
Intangible assets		1,200,000
Continental Benefits | Trademarks
Purchase Price Allocation
Intangible assets		1,520,000
Continental Benefits | Patents [Member]
Purchase Price Allocation
Intangible assets		650,000
Continental Benefits | Customer relationships
Purchase Price Allocation
Intangible assets		$ 2,920,000
Maestro
Purchase Price
Purchase price	$ 19,900,000			19,900,000	19,900,000
Purchase Price Allocation
Cash	17,081,602		17,081,602	17,081,602	17,081,602
Restricted cash	16,306,547		16,306,547	16,306,547	16,306,547
Accounts receivable	321,198		321,198	321,198	321,198
Unbilled receivable	646,189		646,189	646,189	646,189
Prepaid expenses and other current assets	1,751,371		1,751,371	1,751,371	1,751,371
Property and equipment	921,680		761,760	761,760	921,680
Operating lease - right of use assets	2,555,375		2,555,375	2,555,375	2,555,375
Goodwill	3,454,143		3,652,283	3,652,283	3,454,143
Security deposits	1,240,889		1,240,889	1,240,889	1,240,889
Account payable	(150,328)		(150,328)	(150,328)	(150,328)
Accrued expenses	(4,554,280)		(4,592,500)	(4,592,500)	(4,554,280)
Accrued fiduciary obligations	(16,306,547)		(16,306,547)	(16,306,547)	16,306,547
Operating lease liabilities	(4,816,490)
Deferred revenue	(191,349)		(191,349)	(191,349)	(191,349)
Total fair value of net assets acquired and liabilities assumed	19,900,000		19,900,000	19,900,000	19,900,000
Property And Equipment, Adjustment During Period			(159,920)	(159,920)
Measurement period adjustment to Goodwill (Note 5)				198,140
Accrued expense, Adjustment during period			(2,250)	(38,220)
Maestro | Trademarks
Purchase Price Allocation
Intangible assets	800,000		800,000	800,000	800,000
Maestro | Customer relationships
Purchase Price Allocation
Intangible assets	$ 840,000		$ 840,000	$ 840,000	$ 840,000